Long-Term Debt - Additional Information - NOK Bonds (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Exchange Contract [Member] NOK	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Sep. 30, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Exchange Contract [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Exchange Contract [Member] NOK
Debt Instrument [Line Items]
Senior unsecured bonds issued		700,000,000	700,000,000				900,000,000	900,000,000
Carrying amount of bonds	93,900,000					120,800,000
Reference rate for the variable rate of the debt instrument	NIBOR	NIBOR				NIBOR	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	5.25%	5.25%				4.35%	4.35%
Fixed interest payment rate for currency swap				6.88%	6.88%				6.43%	6.43%
Transfer of principal amount				$ 125,000,000	700,000,000				$ 150,000,000	900,000,000